Accrued Liabilities and Other Payables (Details) - USD ($)									12 Months Ended
	Jul. 29, 2022	Sep. 23, 2021	Feb. 26, 2021	Feb. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 10, 2021	Nov. 13, 2019	Dec. 31, 2022	Jul. 26, 2022	Sep. 22, 2021	Feb. 11, 2021	Feb. 05, 2021	Dec. 31, 2019
Payables and Accruals [Abstract]
Bear interest percentage									8.00%
Preferred share issued (in Shares)								21,794,872
Preferred shares purchase price per share (in Dollars per share)								$ 1.95
Aggregate purchase price								$ 42,500,000
Recognized loan								$ 32,910,257
Accrued liabilities and other payables														$ 21,743,857
Preferred share price per share (in Dollars per share)					$ 2.08					$ 0.3	$ 1.2	$ 0.888	$ 0.52	$ 1.95
Repurchase price per share (in Dollars per share)									$ 13.7648
Annual simple interest rate									8.00%
Warrants to purchase ordinary shares (in Shares)	26,666,667	13,666,650	8,440,631	19,230,768	8,445,946	4,805,129	4,807,694		10,897,436
Percentage of purchase price									120.00%
Preferred shares									$ 2.34
Percentage of warrant Exercise Price									125.00%
Warrant exercise price									$ 2.925
Mezzanine equity									$ 32,900,000